Unaudited interim condensed consolidated statements of comprehensive income (Parenthetical) - USD ($)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Related Party [Member]
Related party transaction general and administration expenses	$ 256,241	$ 245,418